Shareholder Report	6 Months Ended
Jun. 30, 2024 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSRS
Amendment Flag	false
Registrant Name	STATE STREET VARIABLE INSURANCE SERIES FUNDS INC
Entity Central Index Key	0000746687
Entity Investment Company Type	N-1A
Document Period End Date	Jun. 30, 2024
C000004445
Shareholder Report [Line Items]
Class Name	Class 1
Trading Symbol	SSIMX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the State Street Income V.I.S. Fund (the "Fund") for the period ended June 30, 2024.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.ssga.com. You can also request this information by contacting us at 1-800-242-0134.
Expenses [Text Block]

What were the Fund costs for the past six-months?

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class 1	$71	1.44%

Expenses Paid, Amount	$ 71
Expense Ratio, Percent	1.44%
AssetsNet	$ 9,614,428
Holdings Count | Holding	1,009
InvestmentCompanyPortfolioTurnover	26.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Statistic	Value
Total Net Assets	$9,614,428
# of Portfolio Holdings	1,009
Portfolio Turnover Rate	26%

Holdings [Text Block]

Security Type (%)

Asset	% Value of Total Net Assets
Bonds and Notes	95.8%
Short-Term Investments	19.8%

Largest Holdings [Text Block]

Top Ten Holdings

Holdings	% Value of Total Net Assets
U.S. Treasury Notes	26.4%
Uniform Mortgage-Backed Security, TBA	14.0%
Federal National Mortgage Association	6.7%
U.S. Treasury Bonds	5.3%
Federal Home Loan Mortgage Corp.	4.0%
Government National Mortgage Association	3.8%
Bank	2.2%
GS Mortgage Securities Trust	1.9%
Government National Mortgage Association, TBA	1.4%
BPR Trust	0.8%

C000004449
Shareholder Report [Line Items]
Class Name	Class 1
Trading Symbol	SPGSX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the State Street Premier Growth Equity V.I.S. Fund (the "Fund") for the period ended June 30, 2024.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.ssga.com. You can also request this information by contacting us at 1-800-242-0134.
Expenses [Text Block]

What were the Fund costs for the last six-months?

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class 1	$49	0.88%

Expenses Paid, Amount	$ 49
Expense Ratio, Percent	0.88%
AssetsNet	$ 35,675,177
Holdings Count | Holding	37
InvestmentCompanyPortfolioTurnover	18.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Statistic	Value
Total Net Assets	$35,675,177
# of Portfolio Holdings	37
Portfolio Turnover Rate	18%

Holdings [Text Block]

Security Type (%)

Asset	% Value of Total Net Assets
Common Stock	91.6%
Exchange Traded & Mutual Funds	4.1%
Short-Term Investments	4.3%

Largest Holdings [Text Block]

Top Ten Holdings

Holdings	% Value of Total Net Assets
Microsoft Corp.	12.2%
NVIDIA Corp.	11.9%
Amazon.com, Inc.	7.4%
Meta Platforms, Inc.	5.4%
Alphabet, Inc.	4.6%
Apple, Inc.	4.5%
Technology Select Sector SPDR Fund	4.2%
Alphabet, Inc.	4.1%
Broadcom, Inc.	3.3%
UnitedHealth Group, Inc.	2.6%

C000004440
Shareholder Report [Line Items]
Class Name	Class 1
Trading Symbol	SSRSX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the State Street Real Estate Securities V.I.S. Fund (the "Fund") for the period ended June 30, 2024.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.ssga.com. You can also request this information by contacting us at 1-800-242-0134.
Expenses [Text Block]

What were the Fund costs for the past six-months?

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class 1	$49	0.98%

Expenses Paid, Amount	$ 49
Expense Ratio, Percent	0.98%
AssetsNet	$ 63,494,989
Holdings Count | Holding	47
InvestmentCompanyPortfolioTurnover	17.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Statistic	Value
Total Net Assets	$63,494,989
# of Portfolio Holdings	47
Portfolio Turnover Rate	17%

Holdings [Text Block]

Security Type (%)

Asset	% Value of Total Net Assets
Common Stock	99.4%
Short-Term Investments	0.5%

Largest Holdings [Text Block]

Top Ten Holdings

Holdings	% Value of Total Net Assets
Prologis, Inc.	8.4%
Equinix, Inc.	8.0%
Welltower, Inc.	5.8%
UDR, Inc.	4.8%
Digital Realty Trust, Inc.	4.3%
Extra Space Storage, Inc.	4.1%
Ventas, Inc.	3.9%
Realty Income Corp.	3.7%
Equity Residential	3.5%
Simon Property Group, Inc.	3.4%

C000004450
Shareholder Report [Line Items]
Class Name	Class 1
Trading Symbol	SSSPX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the State Street S&P 500 Index V.I.S. Fund (the "Fund") for the period ended June 30, 2024.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.ssga.com. You can also request this information by contacting us at 1-800-242-0134.
Expenses [Text Block]

What were the Fund costs for the past six-months?

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class 1	$17	0.31%

Expenses Paid, Amount	$ 17
Expense Ratio, Percent	0.31%
AssetsNet	$ 195,096,059
Holdings Count | Holding	506
InvestmentCompanyPortfolioTurnover	1.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Statistic	Value
Total Net Assets	$195,096,059
# of Portfolio Holdings	506
Portfolio Turnover Rate	1%

Holdings [Text Block]

Security Type (%)

Asset	% Value of Total Net Assets
Common Stock	98.1%
Short-Term Investments	1.8%

Largest Holdings [Text Block]

Top Ten Holdings

Holdings	% Value of Total Net Assets
Microsoft Corp.	7.1%
NVIDIA Corp.	6.5%
Apple, Inc.	6.5%
Alphabet, Inc.	4.2%
Amazon.com, Inc.	3.8%
Meta Platforms, Inc.	2.4%
Berkshire Hathaway, Inc.	1.6%
Eli Lilly & Co.	1.5%
Broadcom, Inc.	1.5%
JPMorgan Chase & Co.	1.2%

C000004438
Shareholder Report [Line Items]
Class Name	Class 1
Trading Symbol	SSSEX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the State Street Small-Cap Equity V.I.S. Fund (the "Fund") for the period ended June 30, 2024.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.ssga.com. You can also request this information by contacting us at 1-800-242-0134.
Expenses [Text Block]

What were the Fund costs for the last six-months?

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class 1	$65	1.30%

Expenses Paid, Amount	$ 65
Expense Ratio, Percent	1.30%
AssetsNet	$ 24,905,827
Holdings Count | Holding	320
InvestmentCompanyPortfolioTurnover	22.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Statistic	Value
Total Net Assets	$24,905,827
# of Portfolio Holdings	320
Portfolio Turnover Rate	22%

Holdings [Text Block]

Security Type (%)

Asset	% Value of Total Net Assets
Common Stock	94.6%
Short-Term Investments	5.1%

Largest Holdings [Text Block]

Top Ten Holdings

Holdings	% Value of Total Net Assets
Enerpac Tool Group Corp.	1.8%
MGP Ingredients, Inc.	1.7%
Dycom Industries, Inc.	1.1%
Belden, Inc.	1.1%
Boot Barn Holdings, Inc.	1.0%
Darling Ingredients, Inc.	1.0%
Brink's Co.	1.0%
SM Energy Co.	1.0%
RB Global, Inc.	1.0%
Ingevity Corp.	0.9%

C000004439
Shareholder Report [Line Items]
Class Name	Class 1
Trading Symbol	SSTIX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the State Street Total Return V.I.S. Fund (the "Fund") for the period ended June 30, 2024.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.ssga.com. You can also request this information by contacting us at 1-800-242-0134.
Expenses [Text Block]

What were the Fund costs for the last six-months?

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class 1	$30	0.59%

Expenses Paid, Amount	$ 30
Expense Ratio, Percent	0.59%
AssetsNet	$ 1,082,586,200
Holdings Count | Holding	6,169
InvestmentCompanyPortfolioTurnover	35.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Statistic	Value
Total Net Assets	$1,082,586,200
# of Portfolio Holdings	6,169
Portfolio Turnover Rate	35%

Holdings [Text Block]

Security Type (%)

Asset	% Value of Total Net Assets
Domestic Equity	40.7%
Foreign Equity	26.9%
Bonds and Notes	14.9%
Exchange Traded & Mutual Funds	13.9%
Short-Term Investments	-%

Largest Holdings [Text Block]

Top Ten Holdings

Holdings	% Value of Total Net Assets
SPDR Bloomberg High Yield Bond ETF	8.5%
SPDR Portfolio Long Term Treasury ETF	3.0%
SPDR Portfolio Aggregate Bond ETF	2.5%
Microsoft Corp.	2.1%
Apple, Inc.	2.0%
NVIDIA Corp.	1.9%
Amazon.com, Inc.	1.2%
Taiwan Semiconductor Manufacturing Co. Ltd.	1.0%
Meta Platforms, Inc.	0.7%
Alphabet, Inc.	0.7%

C000033161
Shareholder Report [Line Items]
Class Name	Class 3
Trading Symbol	SSTTX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the State Street Total Return V.I.S. Fund (the "Fund") for the period ended June 30, 2024.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.ssga.com. You can also request this information by contacting us at 1-800-242-0134.
Expenses [Text Block]

What were the Fund costs for the last six-months?

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class 3	$43	0.84%

Expenses Paid, Amount	$ 43
Expense Ratio, Percent	0.84%
AssetsNet	$ 1,082,586,200
Holdings Count | Holding	6,169
InvestmentCompanyPortfolioTurnover	35.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Statistic	Value
Total Net Assets	$1,082,586,200
# of Portfolio Holdings	6,169
Portfolio Turnover Rate	35%

Holdings [Text Block]

Security Type (%)

Asset	% Value of Total Net Assets
Domestic Equity	40.7%
Foreign Equity	26.9%
Bonds and Notes	14.9%
Exchange Traded & Mutual Funds	13.9%
Short-Term Investments	-%

Largest Holdings [Text Block]

Top Ten Holdings

Holdings	% Value of Total Net Assets
SPDR Bloomberg High Yield Bond ETF	8.5%
SPDR Portfolio Long Term Treasury ETF	3.0%
SPDR Portfolio Aggregate Bond ETF	2.5%
Microsoft Corp.	2.1%
Apple, Inc.	2.0%
NVIDIA Corp.	1.9%
Amazon.com, Inc.	1.2%
Taiwan Semiconductor Manufacturing Co. Ltd.	1.0%
Meta Platforms, Inc.	0.7%
Alphabet, Inc.	0.7%

C000004441
Shareholder Report [Line Items]
Class Name	Class 1
Trading Symbol	SSUSX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the State Street U.S. Equity V.I.S. Fund (the "Fund") for the period ended June 30, 2024.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.ssga.com. You can also request this information by contacting us at 1-800-242-0134.
Expenses [Text Block]

What were the Fund costs for the last six-months?

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class 1	$48	0.88%

Expenses Paid, Amount	$ 48
Expense Ratio, Percent	0.88%
AssetsNet	$ 23,351,709
Holdings Count | Holding	98
InvestmentCompanyPortfolioTurnover	26.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Statistic	Value
Total Net Assets	$23,351,709
# of Portfolio Holdings	98
Portfolio Turnover Rate	26%

Holdings [Text Block]

Security Type (%)

Asset	% Value of Total Net Assets
Common Stock	97.0%
Short-Term Investments	3.0%

Largest Holdings [Text Block]

Top Ten Holdings

Holdings	% Value of Total Net Assets
Microsoft Corp.	7.5%
NVIDIA Corp.	7.5%
Apple, Inc.	6.0%
Amazon.com, Inc.	4.7%
Alphabet, Inc.	4.7%
Meta Platforms, Inc.	3.1%
JPMorgan Chase & Co.	2.3%
Broadcom, Inc.	2.1%
UnitedHealth Group, Inc.	1.8%
Merck & Co., Inc.	1.7%